Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2017
As Revised June 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Juliet Ellis no longer serves as the lead portfolio manager of Invesco's portion the fund. Juan Hartsfield has replaced Juliet Ellis as the lead portfolio manager of Invesco's portion of the fund.

SMCB-17-02 1.919463.111	July 31, 2017

Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2017
Prospectus

Juliet Ellis no longer serves as the lead portfolio manager of Invesco's portion the fund. Juan Hartsfield has replaced Juliet Ellis as the lead portfolio manager of Invesco's portion of the fund.

Kennedy Capital Management, Inc. (Kennedy Capital) is no longer allocated a portion of the fund's assets to manage.

All biographical information regarding Kennedy Capital portfolio managers is deleted from this prospectus.

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), AllianceBernstein L.P. (AB), ArrowMark Partners (ArrowMark)(formerly known as Arrowpoint Asset Management), The Boston Company Asset Management, LLC (TBCAM), FIAM LLC (FIAM), Fisher Investments, Geode Capital Management, LLC (Geode), Invesco Advisers, Inc. (Invesco), J.P. Morgan Investment Management Inc. (JPMorgan), Kennedy Capital Management, Inc. (Kennedy Capital), LSV Asset Management (LSV), Neuberger Berman Investment Advisers LLC (NBIA), Portolan Capital Management, LLC (Portolan), Systematic Financial Management, L.P. (Systematic), and Victory Capital Management Inc. (Victory Capital) have been retained to serve as sub-advisers for the fund. ARI, FIAM, Geode, and Kennedy Capital have not currently been allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Juan Hartsfield (lead portfolio manager) and Clay Manley (portfolio manager) have co-managed Invesco’s portion of the fund’s assets since 2010.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

Kennedy Capital, at 10829 Olive Boulevard, Suite 100, St. Louis, Missouri 63141, has been retained to serve as a sub-adviser for the fund. As of February 28, 2017, Kennedy Capital had approximately $6 billion in discretionary assets under management. Kennedy Capital has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Juan Hartsfield is lead portfolio manager of Invesco’s portion of the fund’s assets, which he has managed since 2010. He has been associated with Invesco and/or its affiliates since 2004.

SMC-17-03 1.919462.132	July 31, 2017